Income Taxes - Tax Effects of Temporary Differences Related to Deferred Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Allowance for credit losses	$ 865,000	$ 870,000
Stock based compensation	241,000	238,000
Accrued expenses	61,000	80,000
Deferred compensation	513,000	525,000
Non-accrual loan interest	1,000	6,000
Lease liability	603,000
Net operating loss carryforward	561,000
Tax credit carryforward	474,000
Unrealized loss on securities available for sale	2,547,000	1,874,000
Other	12,000
Total deferred tax assets	5,878,000	3,593,000
Deferred tax liabilities
Depreciation	(433,000)	(410,000)
Deferred loan costs, net	(7,000)	(2,000)
FHLB stock dividends	(60,000)	(60,000)
Prepaid expenses	(36,000)	(55,000)
Intangibles	(30,000)	(58,000)
Right of use asset	(566,000)
Employee benefit expense	(735,000)	(599,000)
Total deferred tax liabilities	(1,867,000)	(1,184,000)
Net deferred tax asset	4,011,000	$ 2,409,000
Federal net operating loss	2,700,000
Tax credits	$ 474,000
Carry forward	20 years
Valuation allowance	$ 0